INCOME TAXES (Details 1) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Statement [Line Items]
United States Non-capital Loss Carryforwards	$ 1,229		$ 0		$ 0
Total Deferred Tax Assets	1,229	$ 0		$ 0
United States Intangible Assets	2,511	0		0
United States Other Accruals	90	0		0
Colombia Intangible Assets	139	139		0
Net Deferred Income Tax Liability	1,511	139		0
Deferred Tax	1,511	139
Total [Member]
Statement [Line Items]
Deferred Tax	$ 2,740	$ 0		$ 0